Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Significant Of Accounting Policies [Line Items]
Impairment loss on goodwill	$ 0	$ 0	$ 0
Impairment losses	$ 2,000	0	0
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	50.00%
Business tax	$ 45,664,000	39,909,000	33,859,000
Total advertising expenses	38,295,000	41,952,000	29,725,000
Government subsidies received	1,230,000	1,437,000	1,196,000
Aggregate amounts denominated in RMB	512,887,000	451,676,000
Impairment loss related to investments, goodwill and intangible assets	$ 2,000	$ 0	$ 0
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	20.00%
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	50.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	10.00%	10.00%	10.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	10.00%	10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	50 years